Insurance business (Tables)	12 Months Ended
Dec. 31, 2017
Insurance Contracts [Abstract]
Schedule of net insurance premium income and liabilities under insurance contracts

Net insurance premium income
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross insurance premium income	8,424	351	2,027	10,802
Reinsurers’ share of gross insurance premium income	(1,016)	(7)	—	(1,023)
Year ended 31 Dec 2017	7,408	344	2,027	9,779

Gross insurance premium income	8,036	675	1,877	10,588
Reinsurers’ share of gross insurance premium income	(629)	(8)	—	(637)
Year ended 31 Dec 2016	7,407	667	1,877	9,951

Gross insurance premium income	7,506	1,409	2,097	11,012
Reinsurers’ share of gross insurance premium income	(648)	(9)	—	(657)
Year ended 31 Dec 2015	6,858	1,400	2,097	10,355

1	Discretionary participation features.

Net insurance claims and benefits paid and movement in liabilities to policyholders
	Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	$m	$m	$m	$m
Gross claims and benefits paid and movement in liabilities	8,894	1,413	2,901	13,208
– claims, benefits and surrenders paid	2,883	1,044	2,002	5,929
– movement in liabilities	6,011	369	899	7,279
Reinsurers’ share of claims and benefits paid and movement in liabilities	(942)	65	—	(877)
– claims, benefits and surrenders paid	(297)	(223)	—	(520)
– movement in liabilities	(645)	288	—	(357)
Year ended 31 Dec 2017	7,952	1,478	2,901	12,331

Gross claims and benefits paid and movement in liabilities	8,778	1,321	2,409	12,508
– claims, benefits and surrenders paid	2,828	749	2,017	5,594
– movement in liabilities	5,950	572	392	6,914
Reinsurers’ share of claims and benefits paid and movement in liabilities	(560)	(78)	—	(638)
– claims, benefits and surrenders paid	(112)	(14)	—	(126)
– movement in liabilities	(448)	(64)	—	(512)
Year ended 31 Dec 2016	8,218	1,243	2,409	11,870

Gross claims and benefits paid and movement in liabilities	7,746	1,398	2,728	11,872
– claims, benefits and surrenders paid	3,200	1,869	2,101	7,170
– movement in liabilities	4,546	(471)	627	4,702
Reinsurers’ share of claims and benefits paid and movement in liabilities	(575)	(5)	—	(580)
– claims, benefits and surrenders paid	(153)	(64)	—	(217)
– movement in liabilities	(422)	59	—	(363)
Year ended 31 Dec 2015	7,171	1,393	2,728	11,292

1	Discretionary participation features.

Liabilities under insurance contracts
		Non-linked insurance	Linked life insurance	Investment contracts with DPF[1]	Total
	Footnotes	$m	$m	$m	$m
Gross liabilities under insurance contracts at 1 Jan 2017		46,043	6,949	22,281	75,273
Claims and benefits paid		(2,883)	(1,044)	(2,002)	(5,929)
Increase in liabilities to policyholders		8,894	1,413	2,901	13,208
Exchange differences and other movements	2	58	230	2,827	3,115
Gross liabilities under insurance contracts at 31 Dec 2017		52,112	7,548	26,007	85,667
Reinsurers’ share of liabilities under insurance contracts		(2,203)	(268)	—	(2,471)
Net liabilities under insurance contracts at 31 Dec 2017		49,909	7,280	26,007	83,196

Gross liabilities under insurance contracts at 1 Jan 2016		40,538	6,791	22,609	69,938
Claims and benefits paid		(2,828)	(749)	(2,017)	(5,594)
Increase in liabilities to policyholders		8,778	1,321	2,409	12,508
Exchange differences and other movements	2	(445)	(414)	(720)	(1,579)
Gross liabilities under insurance contracts at 31 Dec 2016		46,043	6,949	22,281	75,273
Reinsurers’ share of liabilities under insurance contracts		(1,500)	(320)	—	(1,820)
Net liabilities under insurance contracts at 31 Dec 2016		44,543	6,629	22,281	73,453

1	Discretionary participation features.

2	‘Exchange differences and other movements’ includes movements in liabilities arising from net unrealised investment gains recognised in other comprehensive income.